Related Party Disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures
21	Related Party Disclosures
21.1	Parent and Ultimate Controlling Party

ATHOS KG, Holzkirchen, Germany owns 100% of shares in AT Impf GmbH, Munich, Germany and is the beneficiary owner of BioNTech. AT Impf GmbH, Munich, Germany is the parent company of the Group.

21.2	Transactions with Key Management Personnel

Key Management Personnel Compensation

Key management personnel at BioNTech has been defined as the members of the Management Board and of the Supervisory Board. Key management personnel compensation is comprised of the following:

Compensation of key management personnel of the Group
(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Short-term employee benefits	€1,847	€1,161	€880
Share-based payment transactions	18,151	6,163	1,855
Total compensation paid to key management personnel	€19,998	€7,324	€2,735

In September 2019, BioNTech agreed to grant Prof. Ugur Sahin, M.D., BioNTech’s co-founder and Chief Executive Officer, an option to purchase 4,374,963 ordinary shares (see Note 17).

Executive officers also participate in the Group’s ESOP and SAR program (see Note 17).

Key Management Personnel Transactions

A number of key management personnel, or their related parties, hold positions in other companies that results in them having control or significant influence over these companies. A number of these companies have had transactions with the Group during the year.

The Group purchases various goods and services from research institutes where Prof. Ugur Sahin, M.D., our co-founder and Chief Executive Officer, co-founded TRON and served as Managing Director at TRON until 2019 and currently serves as a Professor of Medicine at the University of Mainz. Prof. Sahin resigned from this position with TRON, effective September 10, 2019. Additionally, Prof. Christoph Huber, M.D., a member of our Supervisory Board, served on TRON’s supervisory board until his resignation in April 2019. Prof. Ugur Sahin, M.D., our co-founder and Chief Executive Officer, owns a significant amount of shares in TRON.

The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Consulting services / patent assignment	€56	€25	€25
Purchases of various goods and services from TRON	9,968	11,160	6,553
Total	€10,024	€11,185	€6,578

The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018
TRON	€1,843	€2,160
Total	€1,843	€2,160

21.3	Other Related Party Transactions

The total amount of transactions with ATHOS KG or entities controlled by them was as follows for the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Purchases of various goods and services from entities controlled by ATHOS KG	€2,071	€2,431	€1,240
Purchases of property and other assets from entities controlled by ATHOS KG	-	4,748	-
Total	€2,071	€7,179	€1,240

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in thousands)	December 31, 2019	December 31, 2018
ATHOS KG	€51	€587
Total	€51	€587

None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.